Note 10 - Subsequent Events	6 Months Ended
Jun. 30, 2014
Notes
Note 10 - Subsequent Events

NOTE 10 – Subsequent Events

Subsequent to the period ended June 30, 2014, we have raised $200,000 through the issuance of 412,480 common shares under our Equity Line.

It was management's assessment that there were no other events which should be classified as subsequent events for the period of these financial statements.